Schedule of Investments (unaudited)
December 31, 2022
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)(b)	2,086,988	$ 346,293,919
Curtiss-Wright Corp.(b)	1,182,551	197,474,191
Hexcel Corp.(b)	2,598,326	152,911,485
Mercury Systems, Inc.(a)(b)	1,789,885	80,079,455
Woodward, Inc.(b)	1,857,242	179,428,150
		956,187,200
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,662,334	156,345,038
Airlines — 0.1%
JetBlue Airways Corp.(a)(b)	9,997,971	64,786,852
Auto Components — 1.4%
Adient PLC(a)(b)	2,926,867	101,533,016
Dana, Inc.	3,938,473	59,589,096
Fox Factory Holding Corp.(a)(b)	1,304,759	119,033,164
Gentex Corp.	7,241,454	197,474,451
Goodyear Tire & Rubber Co.(a)(b)	8,731,792	88,627,689
Lear Corp.(b)	1,824,571	226,283,295
Visteon Corp.(a)(b)	868,755	113,659,217
		906,199,928
Automobiles — 0.5%
Harley-Davidson, Inc.(b)	4,106,505	170,830,608
Thor Industries, Inc.	1,657,132	125,096,895
		295,927,503
Banks — 7.1%
Associated Banc-Corp	4,641,524	107,172,789
Bank of Hawaii Corp.(b)	1,235,180	95,800,561
Bank OZK	3,417,153	136,891,149
Cadence Bank(b)	4,505,099	111,095,741
Cathay General Bancorp(b)	2,297,122	93,699,606
Commerce Bancshares, Inc.(b)	3,520,425	239,635,330
Cullen/Frost Bankers, Inc.(b)	1,984,883	265,378,857
East West Bancorp, Inc.(b)	4,350,970	286,728,923
First Financial Bankshares, Inc.(b)	4,007,004	137,840,938
First Horizon Corp.	16,564,901	405,840,075
FNB Corp.	10,828,545	141,312,512
Fulton Financial Corp.	5,170,464	87,018,909
Glacier Bancorp, Inc.	3,419,332	168,983,388
Hancock Whitney Corp.	2,645,311	128,006,599
Home BancShares, Inc.	5,855,740	133,452,315
International Bancshares Corp.	1,629,813	74,580,243
Old National Bancorp(b)	9,041,386	162,564,120
PacWest Bancorp	3,636,679	83,461,783
Pinnacle Financial Partners, Inc.(b)	2,360,127	173,233,322
Prosperity Bancshares, Inc.	2,818,676	204,861,372
Synovus Financial Corp.	4,490,228	168,608,061
Texas Capital Bancshares, Inc.(a)(b)	1,540,356	92,898,870
UMB Financial Corp.	1,342,241	112,103,968
Umpqua Holdings Corp.	6,700,339	119,601,051
United Bankshares, Inc.	4,141,850	167,703,507
Valley National Bancorp	12,973,754	146,733,158
Washington Federal, Inc.	2,016,709	67,660,587
Webster Financial Corp.(b)	5,371,590	254,291,071
Wintrust Financial Corp.	1,875,789	158,541,686
		4,525,700,491
Beverages — 0.5%
Boston Beer Co., Inc., Class A, NVS(a)(b)	290,985	95,885,377
Security	Shares	Value
Beverages (continued)
Celsius Holdings, Inc.(a)(b)	1,247,102	$ 129,748,492
Coca-Cola Consolidated, Inc.	142,091	72,801,745
		298,435,614
Biotechnology — 2.0%
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,267,513	132,530,327
Exelixis, Inc.(a)	9,957,325	159,715,493
Halozyme Therapeutics, Inc.(a)(b)	4,173,972	237,499,007
Neurocrine Biosciences, Inc.(a)	2,967,615	354,451,936
United Therapeutics Corp.(a)(b)	1,406,945	391,257,335
		1,275,454,098
Building Products — 2.6%
Builders FirstSource, Inc.(a)(b)	4,543,261	294,766,774
Carlisle Cos., Inc.(b)	1,596,452	376,203,914
Fortune Brands Innovations, Inc.	3,958,805	226,087,354
Lennox International, Inc.	995,534	238,161,599
Owens Corning	2,884,945	246,085,808
Simpson Manufacturing Co., Inc.(b)	1,314,978	116,585,949
Trex Co., Inc.(a)(b)	3,387,560	143,395,415
		1,641,286,813
Capital Markets — 2.0%
Affiliated Managers Group, Inc.(b)	1,162,821	184,225,731
Evercore, Inc., Class A(b)	1,103,001	120,315,349
Federated Hermes, Inc., Class B	2,609,617	94,755,193
Interactive Brokers Group, Inc., Class A(b)	3,175,623	229,756,324
Janus Henderson Group PLC	4,091,037	96,221,190
Jefferies Financial Group, Inc.(b)	5,655,067	193,855,697
SEI Investments Co.(b)	3,163,175	184,413,103
Stifel Financial Corp.(b)	3,280,857	191,503,623
		1,295,046,210
Chemicals — 2.7%
Ashland, Inc.(b)	1,537,553	165,333,074
Avient Corp.	2,638,952	89,091,019
Cabot Corp.(b)	1,736,388	116,060,174
Chemours Co.(b)	4,658,775	142,651,690
Ingevity Corp.(a)(b)	1,084,431	76,387,320
NewMarket Corp.	210,383	65,452,255
Olin Corp.(b)	3,931,981	208,159,074
RPM International, Inc.	3,985,237	388,361,346
Scotts Miracle-Gro Co.	1,248,567	60,667,870
Sensient Technologies Corp.	1,297,693	94,627,774
Valvoline, Inc.(b)	5,464,529	178,416,872
Westlake Corp.(b)	1,062,992	108,999,200
		1,694,207,668
Commercial Services & Supplies — 1.5%
Brink’s Co.	1,433,891	77,014,285
Clean Harbors, Inc.(a)(b)	1,552,403	177,160,230
IAA, Inc.(a)(b)	4,129,267	165,170,680
MSA Safety, Inc.(b)	1,137,430	164,006,032
Stericycle, Inc.(a)(b)	2,845,684	141,971,175
Tetra Tech, Inc.(b)	1,635,494	237,457,374
		962,779,776
Communications Equipment — 0.8%
Calix, Inc.(a)(b)	1,757,523	120,267,299
Ciena Corp.(a)(b)	4,573,087	233,135,975
Lumentum Holdings, Inc.(a)(b)	2,105,315	109,834,284
Viasat, Inc.(a)(b)	2,333,334	73,850,021
		537,087,579
Construction & Engineering — 2.2%
AECOM	4,310,939	366,128,049

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Dycom Industries, Inc.(a)(b)	909,350	$ 85,115,160
EMCOR Group, Inc.	1,471,088	217,882,844
Fluor Corp.(a)(b)	4,386,197	152,025,588
MasTec, Inc.(a)(b)	1,820,123	155,311,096
MDU Resources Group, Inc.	6,277,357	190,455,011
Valmont Industries, Inc.(b)	658,537	217,758,430
		1,384,676,178
Construction Materials — 0.2%
Eagle Materials, Inc.(b)	1,137,396	151,103,059
Consumer Finance — 0.4%
FirstCash Holdings, Inc.(b)	1,158,144	100,654,295
Navient Corp.	3,265,357	53,715,123
SLM Corp.	7,723,455	128,209,353
		282,578,771
Containers & Packaging — 0.9%
AptarGroup, Inc.(b)	2,015,294	221,642,034
Greif, Inc., Class A, NVS	790,441	53,006,973
Silgan Holdings, Inc.(b)	2,582,553	133,879,548
Sonoco Products Co.	3,010,152	182,746,328
		591,274,883
Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B(b)	118,482	71,588,009
Grand Canyon Education, Inc.(a)	946,797	100,038,571
H&R Block, Inc.(b)	4,799,237	175,220,143
Service Corp. International(b)	4,747,928	328,271,742
		675,118,465
Diversified Financial Services — 0.3%
Voya Financial, Inc.	2,953,441	181,607,087
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc.(a)(b)	6,882,481	175,365,616
Iridium Communications, Inc.(a)(b)	3,878,542	199,357,059
		374,722,675
Electric Utilities — 1.5%
ALLETE, Inc.	1,764,569	113,832,346
Hawaiian Electric Industries, Inc.	3,379,287	141,423,161
IDACORP, Inc.(b)	1,560,824	168,334,868
OGE Energy Corp.	6,180,189	244,426,475
PNM Resources, Inc.	2,649,683	129,278,034
Portland General Electric Co.	2,755,824	135,035,376
		932,330,260
Electrical Equipment — 2.1%
Acuity Brands, Inc.(b)	992,705	164,401,875
EnerSys(b)	1,260,404	93,068,231
Hubbell, Inc.(b)	1,657,889	389,073,391
nVent Electric PLC	5,142,471	197,830,859
Regal Rexnord Corp.(b)	2,042,056	245,005,879
SunPower Corp.(a)(b)	2,634,713	47,503,875
Sunrun, Inc.(a)(b)	6,578,424	158,013,745
Vicor Corp.(a)	688,092	36,984,945
		1,331,882,800
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.(a)(b)	1,898,718	198,548,941
Avnet, Inc.(b)	2,825,092	117,467,325
Belden, Inc.(b)	1,321,410	95,009,379
Cognex Corp.(b)	5,338,273	251,486,041
Coherent Corp.(a)(b)	4,281,302	150,273,700
IPG Photonics Corp.(a)(b)	992,497	93,959,691
Jabil, Inc.(b)	4,156,245	283,455,909
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.(b)	764,202	$ 168,277,280
National Instruments Corp.	4,030,603	148,729,251
Novanta, Inc.(a)(b)	1,101,737	149,693,006
TD SYNNEX Corp.(b)	1,297,816	122,916,153
Vishay Intertechnology, Inc.(b)	3,999,708	86,273,702
Vontier Corp.(b)	4,877,168	94,275,658
		1,960,366,036
Energy Equipment & Services — 0.7%
ChampionX Corp.	6,154,165	178,409,243
NOV, Inc.(b)	12,125,715	253,306,187
		431,715,430
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A(b)	1,336,646	91,586,984
Equity Real Estate Investment Trusts (REITs) — 7.7%
Apartment Income REIT Corp.	4,628,211	158,793,919
Brixmor Property Group, Inc.	9,258,179	209,882,918
Corporate Office Properties Trust	3,470,453	90,023,551
Cousins Properties, Inc.	4,486,240	113,457,010
CubeSmart	6,932,525	279,034,131
Douglas Emmett, Inc.	5,426,529	85,087,975
EastGroup Properties, Inc.	1,345,108	199,156,690
EPR Properties	2,315,868	87,354,541
First Industrial Realty Trust, Inc.	4,078,941	196,849,693
Healthcare Realty Trust, Inc.	11,748,088	226,385,656
Highwoods Properties, Inc.(b)	3,247,413	90,862,616
Independence Realty Trust, Inc.	6,909,870	116,500,408
JBG SMITH Properties	3,055,950	58,001,931
Kilroy Realty Corp.	3,247,146	125,567,136
Kite Realty Group Trust	6,763,498	142,371,633
Lamar Advertising Co., Class A(b)	2,693,772	254,292,077
Life Storage, Inc.	2,623,843	258,448,536
Macerich Co.(b)	6,630,313	74,657,324
Medical Properties Trust, Inc.(b)	18,459,999	205,644,389
National Retail Properties, Inc.	5,517,404	252,476,407
National Storage Affiliates Trust	2,608,629	94,223,679
Omega Healthcare Investors, Inc.	7,229,125	202,054,044
Park Hotels & Resorts, Inc.	6,940,803	81,832,067
Pebblebrook Hotel Trust(b)	4,058,492	54,343,208
Physicians Realty Trust	7,046,315	101,960,178
PotlatchDeltic Corp.(b)	2,493,558	109,691,616
Rayonier, Inc.(b)	4,520,039	148,980,485
Rexford Industrial Realty, Inc.(b)	5,664,344	309,499,756
Sabra Health Care REIT, Inc.	7,130,157	88,627,852
SL Green Realty Corp.	1,985,410	66,948,025
Spirit Realty Capital, Inc.	4,311,247	172,148,093
STORE Capital Corp.	8,202,817	262,982,313
		4,918,139,857
Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,169,528	275,855,973
Casey’s General Stores, Inc.	1,150,049	258,013,493
Grocery Outlet Holding Corp.(a)(b)	2,732,692	79,767,279
Performance Food Group Co.(a)(b)	4,805,562	280,596,765
Sprouts Farmers Market, Inc.(a)(b)	3,267,605	105,772,374
		1,000,005,884
Food Products — 1.5%
Darling Ingredients, Inc.(a)(b)	4,947,500	309,664,025
Flowers Foods, Inc.(b)	5,931,002	170,456,997
Ingredion, Inc.	2,023,652	198,176,240
Lancaster Colony Corp.(b)	612,402	120,826,915

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Pilgrim’s Pride Corp.(a)(b)	1,385,912	$ 32,887,692
Post Holdings, Inc.(a)(b)	1,678,685	151,518,108
		983,529,977
Gas Utilities — 1.4%
National Fuel Gas Co.	2,823,893	178,752,427
New Jersey Resources Corp.	2,970,510	147,396,706
ONE Gas, Inc.	1,671,307	126,551,366
Southwest Gas Holdings, Inc.(b)	1,904,737	117,865,126
Spire, Inc.	1,620,427	111,582,603
UGI Corp.(b)	6,463,493	239,601,685
		921,749,913
Health Care Equipment & Supplies — 3.5%
Enovis Corp.(a)(b)	1,470,941	78,724,762
Envista Holdings Corp.(a)(b)	5,033,127	169,465,386
Globus Medical, Inc., Class A(a)(b)	2,389,677	177,481,311
Haemonetics Corp.(a)(b)	1,562,239	122,870,097
ICU Medical, Inc.(a)(b)	621,860	97,930,513
Inari Medical, Inc.(a)(b)	1,490,624	94,744,061
Integra LifeSciences Holdings Corp.(a)(b)	2,243,003	125,765,178
Lantheus Holdings, Inc.(a)	2,124,807	108,280,165
LivaNova PLC(a)(b)	1,652,237	91,765,243
Masimo Corp.(a)	1,492,842	220,865,974
Neogen Corp.(a)(b)	6,671,163	101,601,813
Omnicell, Inc.(a)(b)	1,378,322	69,494,995
Penumbra, Inc.(a)(b)	1,172,394	260,810,769
QuidelOrtho Corp.(a)(b)	1,651,405	141,475,866
Shockwave Medical, Inc.(a)(b)	1,115,682	229,395,376
STAAR Surgical Co.(a)(b)	1,488,092	72,231,986
Tandem Diabetes Care, Inc.(a)(b)	1,984,883	89,220,491
		2,252,123,986
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)(b)	2,808,426	231,189,628
Amedisys, Inc.(a)(b)	1,003,016	83,791,957
Chemed Corp.(b)	459,025	234,300,131
Encompass Health Corp.	3,080,408	184,239,203
HealthEquity, Inc.(a)(b)	2,609,441	160,845,943
LHC Group, Inc.(a)(b)	957,815	154,869,107
Option Care Health, Inc.(a)(b)	4,772,932	143,617,524
Patterson Cos., Inc.	2,674,174	74,957,097
Progyny, Inc.(a)(b)	2,322,476	72,345,127
R1 RCM, Inc.(a)(b)	4,242,962	46,460,434
Tenet Healthcare Corp.(a)(b)	3,337,704	162,846,578
		1,549,462,729
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.(b)	2,448,726	133,529,029
Choice Hotels International, Inc.(b)	855,568	96,371,179
Churchill Downs, Inc.(b)	1,016,054	214,824,297
Cracker Barrel Old Country Store, Inc.	684,311	64,831,624
Light & Wonder, Inc., Class A(a)(b)	2,891,669	169,451,803
Marriott Vacations Worldwide Corp.(b)	1,182,920	159,209,203
Papa John’s International, Inc.(b)	992,412	81,685,432
Penn Entertainment, Inc.(a)(b)	4,788,434	142,216,490
Texas Roadhouse, Inc.(b)	2,065,635	187,869,503
Travel + Leisure Co.	2,509,117	91,331,859
Wendy’s Co.(b)	5,260,834	119,052,673
Wingstop, Inc.(b)	923,498	127,091,795
Wyndham Hotels & Resorts, Inc.	2,726,525	194,428,498
		1,781,893,385
Household Durables — 1.4%
Helen of Troy Ltd.(a)(b)	740,561	82,135,620
Security	Shares	Value
Household Durables (continued)
KB Home(b)	2,564,028	$ 81,664,292
Leggett & Platt, Inc.	4,092,594	131,904,304
Taylor Morrison Home Corp., Class A(a)(b)	3,344,631	101,509,551
Tempur Sealy International, Inc.(b)	5,278,205	181,200,778
Toll Brothers, Inc.	3,253,550	162,417,216
TopBuild Corp.(a)(b)	986,965	154,450,153
		895,281,914
Household Products — 0.1%
Energizer Holdings, Inc.	2,045,633	68,630,987
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.(b)	1,505,263	130,175,144
Insurance — 4.0%
American Financial Group, Inc.	2,147,469	294,804,544
Brighthouse Financial, Inc.(a)(b)	2,134,011	109,410,744
CNO Financial Group, Inc.	3,531,567	80,696,306
First American Financial Corp.	3,196,283	167,293,452
Hanover Insurance Group, Inc.	1,097,785	148,343,687
Kemper Corp.	1,972,096	97,027,123
Kinsale Capital Group, Inc.(b)	665,230	173,970,950
Old Republic International Corp.	8,736,170	210,978,506
Primerica, Inc.(b)	1,139,026	161,536,667
Reinsurance Group of America, Inc.(b)	2,063,201	293,160,230
RenaissanceRe Holdings Ltd.(b)	1,349,064	248,538,061
RLI Corp.(b)	1,246,707	163,655,228
Selective Insurance Group, Inc.(b)	1,860,661	164,873,171
Unum Group	5,772,744	236,855,686
		2,551,144,355
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(a)(b)	3,234,657	58,159,133
Ziff Davis, Inc.(a)(b)	1,456,794	115,232,405
		173,391,538
IT Services — 2.1%
Concentrix Corp.(b)	1,307,899	174,159,831
Euronet Worldwide, Inc.(a)(b)	1,454,400	137,266,272
ExlService Holdings, Inc.(a)(b)	1,020,698	172,936,862
Genpact Ltd.(b)	5,204,530	241,073,830
Kyndryl Holdings, Inc.(a)(b)	6,300,813	70,065,041
Maximus, Inc.(b)	1,869,188	137,067,556
Western Union Co.	11,920,929	164,151,192
WEX, Inc.(a)(b)	1,345,696	220,223,150
		1,316,943,734
Leisure Products — 1.1%
Brunswick Corp.(b)	2,238,257	161,333,565
Mattel, Inc.(a)(b)	10,940,242	195,173,917
Polaris, Inc.(b)	1,681,817	169,863,517
Topgolf Callaway Brands Corp.(a)(b)	4,279,637	84,522,831
YETI Holdings, Inc.(a)(b)	2,662,443	109,985,520
		720,879,350
Life Sciences Tools & Services — 1.5%
Azenta, Inc.	2,315,837	134,828,030
Bruker Corp.(b)	3,087,469	211,028,506
Medpace Holdings, Inc.(a)(b)	777,635	165,177,451
Repligen Corp.(a)(b)	1,594,013	269,882,341
Sotera Health Co.(a)(b)	3,027,073	25,215,518
Syneos Health, Inc.(a)(b)	3,176,607	116,517,945
		922,649,791
Machinery — 4.7%
AGCO Corp.(b)	1,911,331	265,082,496
Chart Industries, Inc.(a)(b)	1,289,071	148,539,651

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Crane Holdings Co.(b)	1,473,165	$ 147,979,424
Donaldson Co., Inc.	3,780,328	222,547,909
Esab Corp.(b)	1,594,921	74,833,693
Flowserve Corp.	4,034,529	123,779,350
Graco, Inc.(b)	5,202,413	349,914,298
ITT, Inc.(b)	2,552,914	207,041,326
Kennametal, Inc.(b)	2,487,360	59,845,882
Lincoln Electric Holdings, Inc.	1,782,342	257,530,596
Middleby Corp.(a)(b)	1,663,383	222,726,984
Oshkosh Corp.	2,018,681	178,027,477
Terex Corp.(b)	2,083,697	89,015,536
Timken Co.(b)	2,043,476	144,412,449
Toro Co.(b)	3,216,695	364,129,874
Watts Water Technologies, Inc., Class A(b)	842,270	123,165,142
		2,978,572,087
Marine — 0.2%
Kirby Corp.(a)(b)	1,848,965	118,980,898
Media — 1.1%
Cable One, Inc.(b)	148,864	105,970,327
John Wiley & Sons, Inc., Class A	1,325,502	53,099,610
New York Times Co., Class A(b)	5,082,265	164,970,322
Nexstar Media Group, Inc., Class A(b)	1,164,035	203,741,046
TEGNA, Inc.(b)	6,887,341	145,942,756
		673,724,061
Metals & Mining — 2.5%
Alcoa Corp.(b)	5,461,972	248,355,867
Cleveland-Cliffs, Inc.(a)(b)	15,907,150	256,264,186
Commercial Metals Co.	3,622,334	174,958,732
MP Materials Corp., Class A(a)(b)	2,849,959	69,197,005
Reliance Steel & Aluminum Co.(b)	1,811,769	366,774,516
Royal Gold, Inc.(b)	2,026,405	228,416,372
United States Steel Corp.(b)	7,231,789	181,156,314
Worthington Industries, Inc.	936,077	46,532,388
		1,571,655,380
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	14,442,814	304,454,519
Multiline Retail — 0.6%
Kohl’s Corp.	3,600,559	90,914,115
Macy’s, Inc.	8,365,368	172,744,849
Nordstrom, Inc.(b)	3,438,648	55,499,779
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,796,877	84,165,718
		403,324,461
Multi-Utilities — 0.4%
Black Hills Corp.	2,008,924	141,307,714
NorthWestern Corp.	1,783,618	105,839,892
		247,147,606
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	10,339,436	111,562,515
Antero Resources Corp.(a)(b)	8,523,868	264,154,669
CNX Resources Corp.(a)(b)	5,571,255	93,819,934
DT Midstream, Inc.	2,986,669	165,043,329
Equitrans Midstream Corp.	13,359,761	89,510,399
HF Sinclair Corp.(b)	4,151,636	215,428,392
Matador Resources Co.(b)	3,465,233	198,349,937
Murphy Oil Corp.	4,510,903	194,013,938
PBF Energy, Inc., Class A(b)	3,528,226	143,881,056
PDC Energy, Inc.	2,844,469	180,566,892
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	7,459,201	$ 186,629,209
Southwestern Energy Co.(a)(b)	34,067,070	199,292,360
		2,042,252,630
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.(b)	2,213,191	131,020,907
Personal Products — 0.3%
BellRing Brands, Inc.(a)(b)	4,181,100	107,203,404
Coty, Inc., Class A(a)(b)	11,284,325	96,593,822
		203,797,226
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(a)(b)	1,943,735	309,656,423
Perrigo Co. PLC	4,156,275	141,687,415
		451,343,838
Professional Services — 1.9%
ASGN, Inc.(a)(b)	1,540,387	125,510,733
CACI International, Inc., Class A(a)(b)	725,340	218,029,951
FTI Consulting, Inc.(a)(b)	1,062,619	168,743,897
Insperity, Inc.(b)	1,100,752	125,045,427
KBR, Inc.	4,235,178	223,617,398
ManpowerGroup, Inc.(b)	1,560,671	129,863,434
Science Applications International Corp.	1,701,783	188,778,788
		1,179,589,628
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,465,167	233,503,665
Road & Rail — 1.8%
Avis Budget Group, Inc.(a)(b)	768,018	125,901,191
Knight-Swift Transportation Holdings, Inc.(b)	4,960,611	259,985,623
Landstar System, Inc.	1,108,989	180,654,308
RXO, Inc.(a)(b)	3,553,512	61,120,406
Ryder System, Inc.	1,551,221	129,635,539
Saia, Inc.(a)(b)	816,876	171,282,560
Werner Enterprises, Inc.(b)	1,814,436	73,049,193
XPO, Inc.(a)(b)	3,555,034	118,347,082
		1,119,975,902
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(a)(b)	2,007,896	60,277,038
Amkor Technology, Inc.(b)	3,100,527	74,350,637
Cirrus Logic, Inc.(a)(b)	1,699,714	126,594,699
Lattice Semiconductor Corp.(a)(b)	4,230,945	274,503,711
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,577,362	99,342,259
MKS Instruments, Inc.(b)	1,765,615	149,600,559
Power Integrations, Inc.(b)	1,765,676	126,634,283
Silicon Laboratories, Inc.(a)(b)	1,027,437	139,392,378
SiTime Corp.(a)(b)	496,353	50,439,392
Synaptics, Inc.(a)(b)	1,230,797	117,122,642
Universal Display Corp.(b)	1,341,526	144,938,469
Wolfspeed, Inc.(a)(b)	3,834,402	264,727,114
		1,627,923,181
Software — 3.2%
ACI Worldwide, Inc.(a)(b)	3,472,813	79,874,699
Aspen Technology, Inc.(a)(b)	896,552	184,151,781
Blackbaud, Inc.(a)(b)	1,376,825	81,039,919
CommVault Systems, Inc.(a)(b)	1,374,688	86,385,394
Dynatrace, Inc.(a)(b)	6,220,126	238,230,826
Envestnet, Inc.(a)(b)	1,177,276	72,637,929
Fair Isaac Corp.(a)(b)	771,003	461,506,976
Manhattan Associates, Inc.(a)(b)	1,926,172	233,837,281
NCR Corp.(a)(b)	4,241,472	99,292,860

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Paylocity Holding Corp.(a)(b)	1,271,788	$ 247,057,537
Qualys, Inc.(a)(b)	1,067,131	119,764,112
Teradata Corp.(a)(b)	3,142,525	105,777,391
		2,009,556,705
Specialty Retail — 2.8%
AutoNation, Inc.(a)(b)	1,055,885	113,296,461
Dick’s Sporting Goods, Inc.(b)	1,716,446	206,471,289
Five Below, Inc.(a)(b)	1,713,474	303,062,146
Foot Locker, Inc.	2,446,225	92,442,843
GameStop Corp., Class A(a)(b)	7,802,585	144,035,719
Gap, Inc.	6,515,319	73,492,798
Lithia Motors, Inc., Class A(b)	843,919	172,783,976
Murphy U.S.A., Inc.(b)	641,666	179,371,314
RH(a)(b)	593,253	158,511,269
Victoria’s Secret & Co.(a)(b)	2,508,021	89,736,991
Williams-Sonoma, Inc.(b)	2,059,342	236,659,583
		1,769,864,389
Technology Hardware, Storage & Peripherals — 0.2%
Super Micro Computer, Inc.(a)(b)	1,313,979	107,877,676
Xerox Holdings Corp.	3,458,420	50,492,932
		158,370,608
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings Ltd.(a)(b)	3,975,787	227,892,111
Carter’s, Inc.	1,178,041	87,893,639
Columbia Sportswear Co.(b)	1,092,937	95,719,422
Crocs, Inc.(a)(b)	1,906,042	206,672,134
Deckers Outdoor Corp.(a)(b)	817,034	326,127,291
Hanesbrands, Inc.	10,771,910	68,509,348
PVH Corp.(b)	2,013,341	142,121,741
Skechers U.S.A., Inc., Class A(a)(b)	4,143,065	173,801,577
Under Armour, Inc., Class A(a)(b)	5,824,720	59,179,155
Under Armour, Inc., Class C, NVS(a)(b)	6,076,105	54,198,857
		1,442,115,275
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	3,324,870	129,270,946
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.(b)	9,135,915	$ 118,766,895
New York Community Bancorp, Inc., Class A	21,000,234	180,602,012
		428,639,853
Trading Companies & Distributors — 1.0%
GATX Corp.(b)	1,086,609	115,550,001
MSC Industrial Direct Co., Inc., Class A	1,457,647	119,089,760
Univar Solutions, Inc.(a)(b)	5,036,899	160,173,388
Watsco, Inc.(b)	1,026,807	256,085,666
		650,898,815
Water Utilities — 0.6%
Essential Utilities, Inc.	7,368,105	351,679,652
Total Long-Term Investments — 99.6% (Cost: $58,648,356,388)		63,282,801,228
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	4,436,473,196	4,437,804,138
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	176,244,976	176,244,976
Total Short-Term Securities — 7.2% (Cost: $4,611,968,468)		4,614,049,114
Total Investments — 106.8% (Cost: $63,260,324,856)		67,896,850,342
Liabilities in Excess of Other Assets — (6.8)%		(4,348,727,553)
Net Assets — 100.0%		$ 63,548,122,789
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,422,524,094	$ 2,013,616,084(a)	$ —	$ (328,808)	$ 1,992,768	$ 4,437,804,138	4,436,473,196	$ 23,724,662(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	169,480,000	6,764,976(a)	—	—	—	176,244,976	176,244,976	2,742,820	117
				$ (328,808)	$ 1,992,768	$ 4,614,049,114		$ 26,467,482	$ 117
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	726	03/17/23	$ 177,333	$ (3,569,783)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$ 10,904,497	$ 321,137(c)	$ 11,204,241	0.0% (d)
	Monthly	HSBC Bank PLC(e)	02/10/23	29,194,466	(204,815)(f)	29,038,087	0.0 (d)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	27,307,042	(999,515)(h)	26,231,368	0.0 (d)
					$ (883,193)	$ 66,473,696
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $21,393 of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $(48,436) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $76,159 of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Mid-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	233,735	$ 5,763,905	51.4%
Software
Envestnet, Inc.	88,174	5,440,336	48.6
Net Value of Reference Entity — Goldman Sachs Bank USA		$11,204,241
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	165,218	$ 4,074,276	14.0%
Diversified Financial Services
Voya Financial, Inc.	24,166	1,485,968	5.1
	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts (REITs)
Cousins Properties, Inc.	171,577	$ 4,339,182	15.0%
Software
Envestnet, Inc.	310,189	19,138,661	65.9
Net Value of Reference Entity — HSBC Bank PLC		$29,038,087
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	707,604	$ 17,449,515	66.5%
Diversified Financial Services
Voya Financial, Inc.	16,305	1,002,594	3.8
Software
Envestnet, Inc.	126,082	7,779,259	29.7
Net Value of Reference Entity — JPMorgan Chase Bank NA		$26,231,368

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 63,282,801,228	$ —	$ —	$ 63,282,801,228
Short-Term Securities
Money Market Funds	4,614,049,114	—	—	4,614,049,114
	$ 67,896,850,342	$ —	$ —	$ 67,896,850,342
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (3,569,783)	$ (883,193)	$ —	$ (4,452,976)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s